RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances	The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances (refer to Note 8: Investments in sales-type leases, direct financing leases and leaseback assets).

(in thousands of $)	June 30, 2020	December 31, 2019
Amounts due from:
Frontline Shipping	3,907	2,948
Frontline	5,192	6,708
Seadrill	60	51
SFL Linus	—	7,392
SFL Deepwater	3,723	1,246
SFL Hercules	—	3,423
Golden Ocean	320	627
Other related parties	4	4
Allowance for expected credit losses*	(68)	—
Total amount due from related parties	13,138	22,399

Loans to related parties - associated companies, long-term
SFL Deepwater	113,000	113,000
SFL Hercules	77,564	80,000
SFL Linus	115,834	121,000
Long-term receivables from related parties
Frontline	—	9,171
Frontline Shipping	—	4,445
Loans and long term receivables to related parties including associates	306,398	327,616

Amounts due to:
Frontline Shipping	563	3,884
Frontline	48	47
Golden Ocean	—	—
Seatankers	157	—
Other related parties	182	49
Total amount due to related parties	950	3,980

Related party leasing revenues and repayments	A summary of leasing revenues and repayments from Frontline Shipping and Golden Ocean is as follows:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Golden Ocean:
Operating lease income	26,663	25,752
Profit share	—	—
Frontline Shipping:
Direct financing lease interest income	946	1,932
Direct financing lease service revenue	3,591	4,887
Direct financing lease repayments	3,403	3,981
Profit share	10,358	1,547

Fees with related parties
In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Frontline:
Vessel Management Fees	4,592	5,873
Commissions and Brokerage	178	167
Administration Services Fees	37	162
Golden Ocean:
Vessel Management Fees	10,192	10,136
Operating Management Fees	466	443
Administration Services Fees	32	—
Seatankers:
Administration Services Fees	206	458
Office Facilities:
Seatankers Management Norway AS	47	52
Frontline Management AS	96	102
Frontline Corporate Services Ltd.	169	120

Related party loans – associated companies
Related party loans – associated companies

A summary of loans entered into with SFL Deepwater, SFL Hercules and SFL Linus are as follows:

(in millions of $)	SFL Deepwater	SFL Hercules	SFL Linus
Loans granted	145	145	125
Loans outstanding at June 30, 2020	113	78	116

These loans are repayable in full by October 1, 2023 (SFL Deepwater), October 1, 2023 (SFL Hercules) and June 30, 2029 (SFL Linus) or earlier if the companies, inter alia, sell their drilling units.

Interest income received on these loans is as follows:

	Six months ended
(in millions of $)	June 30, 2020	June 30, 2019
SFL Deepwater	2.5	2.5
SFL Hercules	1.8	1.8
SFL Linus	2.7	2.7

Interest Income on related party loan notes	The Company received the following interest income on the loan notes:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Frontline Shipping	82	393
Frontline	97	457

Dividends and interest income received from shares held in and secured notes issued by related parties
Dividends and interest income received from shares held in and secured notes issued by related parties:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Dividends received
ADS Crude Carriers	1,508	175
Frontline	2,376	—
Golden Close	—	1,989
Interest income received
NorAm Drilling	210	236